Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions	Apr. 02, 2019 USD ($) $ / shares shares	Apr. 02, 2019 £ / shares shares
Share Capital
Issue of equity	$ 11
Share Premium account
Issue of equity	$ 3,479
Ordinary shares
Number of shares issued | shares	44,386,214	44,386,214
Par value per ordinary share | $ / shares	$ 0.25
Price per share (pounds per share) | £ / shares		£ 60.50
Transaction costs	$ 22